Property, Plant and Equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 4,089	£ 4,014	£ 3,881
Government grants	140	142
Exceptional accelerated depreciation and impairment	35		22
Freeholds land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,073	1,128
Long leasehold land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25	31
Short leasehold land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20	21
Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to assets held for sale	25
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	35	41	42
Returnable bottles and crates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	163	172	£ 176
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	147	196
Property plant and equipment under finance leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	231	250
Depreciation expense	£ 16	£ 15
Minimum [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Minimum [member] | Casks and containers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	15 years
Minimum [member] | Other plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Minimum [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Minimum [member] | Returnable bottles and crates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Maximum [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	50 years
Maximum [member] | Casks and containers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	50 years
Maximum [member] | Other plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 years
Maximum [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Maximum [member] | Returnable bottles and crates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years